CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 27, 2009
==============================================================================

This Report relates to the Due Period ending January 27, 2009 and the related Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........             7.41%

       Yield Component  ...................................            14.36%

       Credit Loss Component  .............................             6.95%

2. New Purchase Rate  .....................................            17.86%

3. Total Payment Rate  ....................................            19.00%

4. Principal Payment  Rate  ................................           18.10%

5. Aggregate Amount of Principal Receivables in the Trust :

     Beginning of Due Period  ............................  $  77,565,021,748

     Average  ............................................  $  77,516,303,641

     Lump Sum Addition/(Removal)  ........................  $     959,774,428

     End of Due Period  ..................................  $  76,831,635,947

6. Delinquencies (Aggregate outstanding balances in the Accounts that were delinquent by the time periods listed below as of the close of business of the month preceding the Payment Dates, as a percentage of aggregate Receivables as of the last day of the Due Period) :

       Current  ..........................................  $  71,385,111,165
         5-34 days delinquent  ...........................  $   2,624,583,062
        35-64 days delinquent  ...........................  $   1,199,168,190
        65-94 days delinquent  ...........................  $     953,102,094
       95-124 days delinquent  ...........................  $     806,358,427
      125-154 days delinquent  ...........................  $     655,237,425
      155-184 days delinquent  ...........................  $     605,977,602

      Current  ...........................................             91.26%
         5-34 days delinquent  ...........................              3.35%
        35-64 days delinquent  ...........................              1.53%
        65-94 days delinquent  ...........................              1.22%
       95-124 days delinquent  ...........................              1.03%
      125-154 days delinquent  ...........................              0.84%
      155-184 days delinquent  ...........................              0.77%

                                      Page 1
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 27, 2009
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                              7.41%              7.41%
  2. Weighted Average Interest Rate (2)                           2.49%              2.47%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                      0.37%              0.37%
         Others                                                   0.03%              0.03%
  4. Surplus Finance Charge Collections                           4.52%              4.54%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account                  4.18%              4.20%
  6. Required Surplus Finance Charge Amount                       0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                      4.52%              4.54%
     minus Required Surplus Finance Charge Amount

C. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                        $12,879,531,672                  $12,879,272,713
         Principal Collections                         $12,038,049,440                  $12,038,049,440
         Finance Charge Collections                    $   841,482,232                  $   841,223,273
  2. Investor Default Amount                           $   404,945,690                  $   404,945,690
  3. Targeted Deposit to Interest Funding Account (3)  $   137,718,813                  $   136,556,795
  4. Investor Monthly Fees
         Fixed Servicing Fees                          $    20,440,984                  $    20,504,860
         Others                                        $     2,016,667                  $     2,016,667
  5. Surplus Finance Charge Collections                $   276,360,078                  $   277,199,261
  6. Required Surplus Finance Charge Collections       $             0                  $             0
  7. Aggregate Surplus Finance Charge Amount           $   276,360,078                  $   277,199,261
     minus Required Surplus Finance Charge Amount

(1) Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.
     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual. Depending on the item, cash expenses may accrue from December 27, 2008 to January 27, 2009, 32 days, or
     January 2 , 2009 to February 1 , 2009, 31 days (standard basis).
(2)  Defined in the definition section of the Indenture
(3)  Referenced in sections 501 and 503 of the Indenture

                                      Page 2
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 27, 2009
==============================================================================

D. Information Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $57,330,249,918
       For all Classes except Class 2001-A3 (Dakota) ............   $46,330,249,918
       For Class 2001-A3 (Dakota) ...............................   $11,000,000,000
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 3,075,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 4,597,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $   105,565,034
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $     5,557,436
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $    26,596,343
  3a.  Balance in the Class A Interest Funding Account  .........   $   299,768,158
  3b   Balance in the Class B Interest Funding Account  .........   $    16,590,770
  3c   Balance in the Class C Interest Funding Account  .........   $    42,027,541
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $ 1,500,000,000
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $             0
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $             0
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $   650,022,499
  7.   Balance in the Class C Reserve Account  ..................   $   635,793,036

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 2,861,640,805
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 3,815,519,479
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 4,099,999,897
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................         133.33333%

   Data Applicable only to Class 2001-A3 (Dakota) (1)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $   764,705,700
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           6.95187%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................           0.00000%

  -----------------------------------------------------------------------------
     (1) All conditions precedent were satisfied for the issuance of new tranches of Dakota CP Notes during Due Period ending January 27, 2009, including the condition that the weighted average remaining life to Expected Principal Payment Date of all Dakota CP Notes be 60 days or less.
                                      Page 3
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 27, 2009
==============================================================================

   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   -----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $1,623,309,496
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $    1,914,047
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $   29,708,791
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $1,500,000,000
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $            0
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $            0
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $  123,309,496
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $    1,914,047
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $   29,708,791
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0

                                      Page 4
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 27, 2009
==============================================================================

F. Information Regarding Notes of Citiseries
   -------------------------------------------------------------------------------------------------------
  (The information reported is for the Due Period ending January 27, 2009 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)
  -------------------------------------------------------------------------------------------------------

   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding     Monthly     Targeted    Actual     Cumulative  Interest     Interest
  Tranche         Dollar          Accretion   Deposit to  Deposit to Shortfall   Funding      Payment
                  Principal                   the         the        In Interest Sub-Account  On Payment
                  Amount                      Interest    Interest   Funding     Balance(2)   Date(3)
                                              Funding     Funding    Sub-Account
                                              Account(1)  Account
--------------- ---------------- ----------- ----------- ----------- ----------- ----------- ------------
Class 2001-A3     11,000,000,000           0  14,151,509  14,151,509           0           0  14,151,509
Class 2001-A4      1,108,750,000           0   1,415,703   1,415,703           0   1,415,703           0
Class 2001-A7        420,000,000           0     879,244     879,244           0           0   2,451,225
Class 2002-A10     1,000,000,000           0     473,962     473,962           0           0     473,962
Class 2002-A4        750,000,000           0     466,641     466,641           0           0     466,641
Class 2002-A8      1,000,000,000           0     567,188     567,188           0           0     567,188
Class 2002-C2        350,000,000           0   2,027,083   2,027,083           0           0  12,162,500
Class 2003-A10       500,000,000           0     239,008     239,008           0   3,958,333           0
Class 2003-A7        650,000,000           0     417,828     417,828           0   2,247,917           0
Class 2003-C4        300,000,000           0   1,250,000   1,250,000           0   2,500,000           0
Class 2004-A2      1,480,000,000           0   2,727,316   2,727,316           0           0   8,652,174
Class 2004-A3      1,000,000,000           0     990,334     990,334           0     990,334           0
Class 2004-A5        473,410,131           0     463,824     463,824           0     463,824           0
Class 2004-A6        394,508,442           0     402,103     402,103           0     402,103           0
Class 2004-A7      1,200,000,000           0   2,168,359   2,168,359           0           0   6,878,932
Class 2004-A8        750,000,000           0     322,957     322,957           0   6,125,000           0
Class 2004-B1        250,000,000           0     124,728     124,728           0           0     124,728
Class 2004-B2        250,000,000           0     171,589     171,589           0           0     171,589
Class 2004-C1        225,000,000           0     202,771     202,771           0           0     202,771
Class 2005-A1        338,581,344           0     635,893     635,893           0           0   1,866,653
Class 2005-A2        875,000,000           0     352,959     352,959           0  17,682,292           0
Class 2005-A3      1,375,000,000           0     508,827     508,827           0           0     508,827
Class 2005-A4        300,000,000           0     113,507     113,507           0   2,200,000           0
Class 2005-A5        200,000,000           0      79,632      79,632           0   1,516,667           0
Class 2005-A6      1,500,000,000           0   1,967,969   1,967,969           0   1,967,969           0
Class 2005-A7        750,000,000           0     240,495     240,495           0  11,875,000           0
Class 2005-A8        875,000,000           0     323,526     323,526           0           0     323,526
Class 2005-A9        500,000,000           0     210,748     210,748           0   6,375,000           0
Class 2005-C1         75,000,000           0     343,750     343,750           0   1,718,750           0
Class 2005-C2        175,000,000           0     121,149     121,149           0           0     121,149
Class 2005-C3        375,000,000           0     255,451     255,451           0           0     255,451
Class 2005-C6        175,000,000           0     106,377     106,377           0           0     106,377
Class 2006-A1        700,000,000           0   1,633,844   1,633,844           0           0   4,653,979
Class 2006-A2                  0           0   6,062,500   6,062,500           0           0  36,375,000
Class 2006-A3        750,000,000           0   3,312,500   3,312,500           0  16,562,500           0
Class 2006-A4      1,300,000,000           0   5,904,167   5,904,167           0  17,712,500           0
Class 2006-A5        750,000,000           0   3,312,500   3,312,500           0   9,937,500           0
Class 2006-A6      2,000,000,000           0     643,446     643,446           0           0     643,446
Class 2006-A7      1,000,000,000           0   4,463,858   4,463,858           0   3,655,556           0
Class 2006-A8      1,000,000,000           0   4,171,667   4,171,667           0   1,039,848           0
Class 2006-B1        600,000,000           0     296,313     296,313           0           0     296,313
Class 2006-B2        400,000,000           0   1,716,667   1,716,667           0   8,583,333           0
Class 2006-C1        500,000,000           0     326,955     326,955           0           0     326,955
Class 2006-C2        200,000,000           0     950,000     950,000           0   2,850,000           0
Class 2006-C3        250,000,000           0     167,005     167,005           0           0     167,005
Class 2006-C4        500,000,000           0   2,151,563   2,151,563           0           0     297,344
Class 2007-A1      2,000,000,000           0   8,068,333   8,068,333           0   5,302,500           0
Class 2007-A10     1,100,000,000           0     741,010     741,010           0           0     741,010
Class 2007-A11     1,200,000,000           0     905,042     905,042           0           0     905,042
Class 2007-A2      1,750,000,000           0   3,469,010   3,469,010           0           0   9,881,424
Class 2007-A3        665,000,000           0     382,044     382,044           0   6,816,250           0
Class 2007-A4        225,000,000           0     463,289     463,289           0     898,500           0
Class 2007-A5        750,000,000           0   3,437,500   3,437,500           0   6,875,000           0
Class 2007-A6      1,000,000,000           0   4,507,917   4,507,917           0   1,157,118           0
Class 2007-A7      3,250,000,000           0   1,985,279   1,985,279           0           0   1,985,279
Class 2007-A8      1,750,000,000           0   8,239,583   8,239,583           0  41,197,917           0
Class 2007-A9        500,000,000           0     326,426     326,426           0           0     326,426
Class 2007-B1        200,000,000           0     260,056     260,056           0     260,056           0
Class 2007-B2        200,000,000           0     833,333     833,333           0   3,333,333           0
Class 2007-B5        800,000,000           0     769,083     769,083           0           0     769,083
Class 2007-B6        200,000,000           0     833,333     833,333           0   2,500,000           0
Class 2008-A1        900,000,000           0   4,012,500   4,012,500           0           0  24,075,000
Class 2008-A2      1,850,000,000           0   2,399,540   2,399,540           0           0   2,399,540
Class 2008-A3      1,850,000,000           0   1,847,020   1,847,020           0           0   1,847,020
Class 2008-A4        500,000,000           0     919,404     919,404           0           0     919,404
Class 2008-A5        500,000,000           0   2,020,833   2,020,833           0   8,083,333           0
Class 2008-A6      1,150,000,000           0   1,544,219   1,544,219           0           0   1,544,219
Class 2008-A7        450,000,000           0     672,072     672,072           0           0     672,072
Class 2008-B1        175,000,000           0     552,335     552,335           0           0     552,335
Class 2008-C10        13,000,000           0     213,919     213,919           0           0     213,919
Class 2008-C11       565,000,000           0  12,394,865  12,394,865           0           0  12,394,865
Class 2008-C6        500,000,000           0   2,625,000   2,625,000           0   5,250,000           0
Class 2008-C7         58,000,000           0     270,253     270,253           0           0     270,253
Class 2008-C8        200,000,000           0   1,654,949   1,654,949           0           0   1,654,949
Class 2008-C9        136,000,000           0   1,535,254   1,535,254           0           0   1,535,254
Total             65,002,249,918           0 137,718,813 137,718,813           0 203,454,134 154,932,335

(1) Referenced in sections 501 and 503 of the Indenture
(2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest Funding Account and net settlement of any U.S. dollar-denominated swap.
(3) For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.
                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 27, 2009
==============================================================================


1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/         Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche        Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity
                 Principal     Rate         PMT                    Accrual   Period      PMT On Pmt     No   Payment    Date
                 Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                              Floating                               (3)      Rate
-------------- -------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2001-A7     420,000,000 Floating Feb, May, Aug, Nov       15 15 - 17     2.28375    2,451,225.00 No   08/15/2011 08/15/2013
Class 2002-A10  1,000,000,000 Floating Monthly                  17 20 - 17     0.60938      473,962.22 No   12/17/2012 12/17/2014
Class 2002-A4     750,000,000 Floating Monthly                   7 7  - 9      0.67875      466,640.62 No   06/09/2014 06/07/2016
Class 2002-A8   1,000,000,000 Floating Monthly                   7 7  - 9      0.61875      567,187.50 No   11/09/2009 11/07/2011
Class 2002-C2     350,000,000 Fixed    Feb, Aug                 15 15 - 17     6.95000   12,162,499.98 No   02/15/2012 02/18/2014
Class 2003-A10    500,000,000 Fixed    Jun, Dec                 10 12 - 10     4.75000            0.00 Yes  12/10/2013 12/10/2015
Class 2003-A7     650,000,000 Fixed    Jan, Jul                  7 7  - 9      4.15000            0.00 Yes  07/07/2015 07/07/2017
Class 2003-C4     300,000,000 Fixed    Jun, Dec                 10 12 - 10     5.00000            0.00 No   06/10/2013 06/10/2015
Class 2004-A3   1,000,000,000 Floating Jan, Apr, Jul, Oct       24 26 - 24     1.22938            0.00 No   07/24/2009 07/25/2011
Class 2004-A7   1,200,000,000 Floating Feb, May, Aug, Nov       24 26 - 24     2.24313    6,878,932.00 No   11/25/2011 11/25/2013
Class 2004-A8     750,000,000 Fixed    Jun, Dec                 10 12 - 10     4.90000            0.00 Yes  12/10/2014 12/12/2016
Class 2004-B1     250,000,000 Floating Monthly                  20 20 - 20     0.57938      124,727.64 No   05/20/2009 05/20/2011
Class 2004-B2     250,000,000 Floating Monthly                   7 7  - 9      0.74875      171,588.54 No   10/07/2011 10/07/2013
Class 2004-C1     225,000,000 Floating Monthly                  15 15 - 17     0.98313      202,770.56 No   07/15/2011 07/15/2013
Class 2005-A2     875,000,000 Fixed    Mar, Sep                 10 12 - 10     4.85000            0.00 Yes  03/10/2015 03/10/2017
Class 2005-A3   1,375,000,000 Floating Monthly                  24 26 - 24     0.45938      508,827.15 No   04/24/2012 04/24/2014
Class 2005-A4     300,000,000 Fixed    Jun, Dec                 20 20 - 20     4.40000            0.00 Yes  06/20/2012 06/20/2014
Class 2005-A5     200,000,000 Fixed    Jun, Dec                 20 20 - 20     4.55000            0.00 Yes  06/22/2015 06/20/2017
Class 2005-A6   1,500,000,000 Floating Jan, Apr, Jul, Oct        7 7  - 9      1.43125            0.00 No   10/07/2009 10/07/2011
Class 2005-A7     750,000,000 Fixed    Apr, Oct                 20 20 - 20     4.75000            0.00 Yes  10/20/2010 10/22/2012
Class 2005-A8     875,000,000 Floating Monthly                  20 20 - 20     0.42938      323,525.90 No   10/22/2012 10/20/2014
Class 2005-A9     500,000,000 Fixed    May, Nov                 20 20 - 20     5.10000            0.00 Yes  11/20/2015 11/20/2017
Class 2005-C1      75,000,000 Fixed    Mar, Sep                 24 26 - 24     5.50000            0.00 No   03/24/2015 03/24/2017
Class 2005-C2     175,000,000 Floating Monthly                  24 26 - 24     0.85938      121,148.71 No   03/24/2015 03/24/2017
Class 2005-C3     375,000,000 Floating Monthly                  15 15 - 17     0.74313      255,450.94 No   07/16/2012 07/15/2014
Class 2005-C6     175,000,000 Floating Monthly                  15 15 - 17     0.66313      106,377.10 No   11/15/2010 11/15/2012
Class 2006-A1     700,000,000 Floating Feb, May, Aug, Nov        7 7  - 9      2.54625    4,653,979.17 No   02/07/2013 02/09/2015
Class 2006-A2               0 Fixed    Feb, Aug                 10 12 - 10     4.85000   36,375,000.00 No   02/10/2009 02/10/2011
Class 2006-A3     750,000,000 Fixed    Mar, Sep                 15 15 - 17     5.30000            0.00 No   03/15/2016 03/15/2018
Class 2006-A4   1,300,000,000 Fixed    May, Nov                 10 12 - 10     5.45000            0.00 No   05/10/2011 05/10/2013
Class 2006-A5     750,000,000 Fixed    May, Nov                 20 20 - 20     5.30000            0.00 No   05/20/2009 05/20/2011
Class 2006-A6   2,000,000,000 Floating Monthly                  24 26 - 24     0.39938      643,445.56 No   05/24/2010 05/24/2012
Class 2006-A7   1,000,000,000 Floating Mar, Jun, Sep, Dec       15 15 - 17     2.05625            0.00 Yes  12/15/2016 12/17/2018
Class 2006-A8   1,000,000,000 Floating Apr, Jul, Oct, Jan       15 15 - 17     1.13438            0.00 Yes  12/15/2016 12/17/2018
Class 2006-B1     600,000,000 Floating Monthly                   7 7  - 9      0.53875      296,312.50 No   03/09/2009 03/07/2011
Class 2006-B2     400,000,000 Fixed    Mar, Sep                  7 7  - 9      5.15000            0.00 No   03/09/2009 03/07/2011
Class 2006-C1     500,000,000 Floating Monthly                  20 20 - 20     0.75938      326,955.28 No   02/20/2013 02/20/2015
Class 2006-C2     200,000,000 Fixed    May, Nov                 15 15 - 17     5.70000            0.00 No   05/16/2011 05/15/2013
Class 2006-C3     250,000,000 Floating Monthly                   7 7  - 9      0.72875      167,005.21 No   06/07/2011 06/07/2013
Class 2006-C4     500,000,000 Floating Monthly                   7 7  - 9      0.64875      297,343.75 Yes  01/07/2010 01/09/2012
Class 2007-A1   2,000,000,000 Floating Mar, Jun, Sep, Dec       22 22 - 23     1.51500            0.00 Yes  03/22/2010 03/22/2012
Class 2007-A10  1,100,000,000 Floating all                      10 12 - 10     0.83625      741,010.42 No   12/10/2012 12/10/2014
Class 2007-A11  1,200,000,000 Floating all                      10 12 - 10     0.93625      905,041.67 No   01/12/2015 01/10/2017
Class 2007-A2   1,750,000,000 Floating Feb, May, Aug, Nov       21 21 - 23     2.16250    9,881,423.61 No   05/21/2010 05/21/2012
Class 2007-A3     665,000,000 Fixed    Jun, Dec                 15 15 - 17     6.15000            0.00 Yes  06/15/2037 06/15/2039
Class 2007-A4     225,000,000 Floating Sep, Dec, Mar, Jun       15 15 - 17     2.24625            0.00 No   06/15/2037 06/15/2039
Class 2007-A5     750,000,000 Fixed    Jun, Dec                 22 22 - 23     5.50000            0.00 No   06/22/2010 06/22/2012
Class 2007-A6   1,000,000,000 Floating Oct, Jan Apr, Jul        12 12 - 12     1.34375            0.00 Yes  07/12/2010 07/12/2012
Class 2007-A7   3,250,000,000 Floating all                      20 20 - 20     0.70938    1,985,278.75 No   08/20/2012 08/20/2014
Class 2007-A8   1,750,000,000 Fixed    Mar, Sep                 20 20 - 20     5.65000            0.00 No   09/20/2017 09/20/2019
Class 2007-A9     500,000,000 Floating all                      17 20 - 17     0.83938      326,425.56 No   10/17/2017 10/17/2019
Class 2007-B1     200,000,000 Floating Apr, Jul, Oct, Jan        2 2  - 2      1.51000            0.00 No   04/02/2010 04/02/2012
Class 2007-B2     200,000,000 Fixed    Apr, Oct                  2 2  - 2      5.00000            0.00 No   04/02/2010 04/02/2012
Class 2007-B5     800,000,000 Floating all                       7 7  - 9      1.04875      769,083.33 No   11/07/2012 11/07/2014
Class 2007-B6     200,000,000 Fixed    May, November             8 8  - 9      5.00000            0.00 No   11/08/2010 11/08/2012
Class 2008-A1     900,000,000 Fixed    Feb, Aug                  7 7  - 9      5.35000   24,075,000.00 No   02/07/2018 02/07/2020
Class 2008-A2   1,850,000,000 Floating all                      23 23 - 23     1.50625    2,399,539.93 No   01/23/2018 01/23/2020
Class 2008-A3   1,850,000,000 Floating all                      18 20 - 18     1.23938    1,847,020.47 No   05/18/2009 05/18/2011
Class 2008-A5     500,000,000 Fixed    Apr, Oct                 22 22 - 23     4.85000            0.00 No   04/22/2013 04/22/2015
Class 2008-A6   1,150,000,000 Floating all                      20 20 - 20     1.55938    1,544,219.36 No   05/20/2015 05/22/2017
Class 2008-A7     450,000,000 Floating all                      20 20 - 20     1.73438      672,072.25 No   05/21/2018 05/20/2020
Class 2008-C6     500,000,000 Fixed    June, December           20 20 - 20     6.30000            0.00 No   06/20/2012 06/20/2014
Total          48,560,000,000                                                           112,721,020.68
---------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.
(3) For a newly issued class of notes, interest begins to accrue on the issuance date of that class.


2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Class 2006-A2     1,500,000,000   1,500,000,000               0               0   1,500,000,000
Total             1,500,000,000   1,500,000,000               0               0   1,500,000,000


2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche   Targeted        Actual          Cumulative      Principal       Principal
                  Principal       Principal       Shortfall in    Funding         Payment On
                  Monthly         Monthly         Principal       Sub-Account     Payment Date
                  Deposit         Deposit         Funding         Balance
                                                  Sub-Account
--------------- --------------- --------------- --------------- --------------- ---------------
Nothing to report for this period.


                                      Page 5

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 27, 2009
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                      4.49%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           Yes

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
   -------------------------------------------------------------

  Class/Tranche                 Class C
                  Targeted      Reserve          Actual                          Class C         Cumulative
                  Deposit to    Sub-Account      Deposit to      Withdrawals     Reserve         Shortfall in
                  Class C       Ending           Class C         from Class C    Sub-Account     Class C
                  Reserve       Balance as of    Reserve         Reserve         Ending          Reserve
                  Sub-Account   Prior due period Sub-Account     Sub-Account     Balance         Sub-Account
--------------- --------------- --------------- --------------- --------------- --------------- ---------------
Class 2002-C2      49,490,511     24,265,723      23,989,590          0             48,255,313      1,235,198
Class 2003-C4      42,420,437     20,799,192      20,562,506          0             41,361,698      1,058,739
Class 2004-C1      31,815,328     15,599,394      15,421,879          0             31,021,273        794,055
Class 2005-C1      10,605,109      5,199,798       5,140,626          0             10,340,424        264,685
Class 2005-C2      24,745,255     12,132,862      11,994,795          0             24,127,657        617,598
Class 2005-C3      53,025,546     25,998,990      25,703,132          0             51,702,122      1,323,424
Class 2005-C6      24,745,255     12,132,862      11,994,795          0             24,127,657        617,598
Class 2006-C1      70,700,729     34,665,319      34,270,843          0             68,936,162      1,764,567
Class 2006-C2      28,280,291     13,866,128      13,708,337          0             27,574,465        705,826
Class 2006-C3      35,350,364     17,332,660      17,135,422          0             34,468,082        882,282
Class 2006-C4      70,700,729     34,665,319      34,270,843          0             68,936,162      1,764,567
Class 2008-C10      1,838,219        901,298         891,042          0              1,792,340         45,879
Class 2008-C11     79,891,823              0      81,735,417        1,843,594       79,891,823              0
Class 2008-C6      70,700,729     34,665,319      34,270,843          0             68,936,162      1,764,567
Class 2008-C7       8,201,285      4,021,177       3,975,418          0              7,996,595        204,690
Class 2008-C8      28,280,291     13,866,128      13,708,337          0             27,574,465        705,826
Class 2008-C9      19,230,598      9,428,967       9,321,669          0             18,750,636        479,962
Total             650,022,499    279,541,136     358,095,494        1,843,594      635,793,036     14,229,463


3c. Actual Deposits by Source to Class C Reserve Sub-Accounts
   -------------------------------------------------------------
  Class/Tranche
                                Prior period                    Required
                  Surplus       Withdrawls      Total           Funding
                  Finance       Treated as      Finance         Resulting             Total
                  Charge        Finance Charge  Charge          From New              Actual
                  Collections   Collections     Collections     Issuance of Notes     Deposits
--------------- --------------- --------------- --------------- ----------------- ---------------
 Class 2002-C2      23,989,590        0             23,989,590            0           23,989,590
 Class 2003-C4      20,562,506        0             20,562,506            0           20,562,506
 Class 2004-C1      15,421,879        0             15,421,879            0           15,421,879
 Class 2005-C1       5,140,626        0              5,140,626            0            5,140,626
 Class 2005-C2      11,994,795        0             11,994,795            0           11,994,795
 Class 2005-C3      25,703,132        0             25,703,132            0           25,703,132
 Class 2005-C6      11,994,795        0             11,994,795            0           11,994,795
 Class 2006-C1      34,270,843        0             34,270,843            0           34,270,843
 Class 2006-C2      13,708,337        0             13,708,337            0           13,708,337
 Class 2006-C3      17,135,422        0             17,135,422            0           17,135,422
 Class 2006-C4      34,270,843        0             34,270,843            0           34,270,843
 Class 2008-C10        891,042        0                891,042            0              891,042
 Class 2008-C11              0        0                      0       81,735,417       81,735,417
 Class 2008-C6      34,270,843        0             34,270,843            0           34,270,843
 Class 2008-C7       3,975,418        0              3,975,418            0            3,975,418
 Class 2008-C8      13,708,337        0             13,708,337            0           13,708,337
 Class 2008-C9       9,321,669        0              9,321,669            0            9,321,669
Total              276,360,077        0            276,360,077       81,735,417      358,095,494



3d. Withdrawals from Class C Reserve Sub-Accounts
   -------------------------------------------------------------

  Class/Tranche Release of      Release of
                Funds in        Funds in
                Excess of       Class C Reserve                 Total
                Targeted        Sub-Account                     Actual
                Amount          Due to Maturity   Utilization   Withdrawals
--------------- --------------- --------------- --------------- ---------------
 Class 2002-C2       0                  0               0               0
 Class 2003-C4       0                  0               0               0
 Class 2004-C1       0                  0               0               0
 Class 2005-C1       0                  0               0               0
 Class 2005-C2       0                  0               0               0
 Class 2005-C3       0                  0               0               0
 Class 2005-C6       0                  0               0               0
 Class 2006-C1       0                  0               0               0
 Class 2006-C2       0                  0               0               0
 Class 2006-C3       0                  0               0               0
 Class 2006-C4       0                  0               0               0
 Class 2008-C10      0                  0               0               0
 Class 2008-C11   1,843,594             0               0       1,843,594
 Class 2008-C6       0                  0               0               0
 Class 2008-C7       0                  0               0               0
 Class 2008-C8       0                  0               0               0
 Class 2008-C9       0                  0               0               0
Total            1,843,594              0               0       1,843,594


4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche   Maximum         Maximum     Class A      Class A       Cumulative      Cumulative
                 Enhancement     Enhancement Usage of     Usage of      Class A         Class A
                 Amount          Amount      Class B      Class C       Usage of        Usage of
                 Available       Available   Subordinated Subordinated  Class B         Class C
                 from Class      from Class  Amount for   Amount for    Subordinated    Subordinated
                 B Notes         C Notes     this Due     this Due      Amount          Amount
                                             Period       Period
--------------- ------------- ------------- ------------- ------------- ------------- --------------
Class 2001-A3               0   764,705,700
Class 2001-A4      66,335,515    88,447,316
Class 2001-A7      25,128,222    33,504,282
Class 2002-A10     59,829,100    79,772,100
Class 2002-A4      44,871,825    59,829,075
Class 2002-A8      59,829,100    79,772,100
Class 2003-A10     29,914,550    39,886,050
Class 2003-A7      38,888,915    51,851,865
Class 2004-A2      88,547,068   118,062,708
Class 2004-A3      59,829,100    79,772,100
Class 2004-A5      28,323,702    37,764,920
Class 2004-A6      23,603,085    31,470,767
Class 2004-A7      71,794,920    95,726,520
Class 2004-A8      44,871,825    59,829,075
Class 2005-A1      20,257,017    27,009,345
Class 2005-A2      52,350,463    69,800,588
Class 2005-A3      82,265,013   109,686,638
Class 2005-A4      17,948,730    23,931,630
Class 2005-A5      11,965,820    15,954,420
Class 2005-A6      89,743,650   119,658,150
Class 2005-A7      44,871,825    59,829,075
Class 2005-A8      52,350,463    69,800,588
Class 2005-A9      29,914,550    39,886,050
Class 2006-A1      41,880,370    55,840,470
Class 2006-A2      89,743,650   119,658,150
Class 2006-A3      44,871,825    59,829,075
Class 2006-A4      77,777,830   103,703,730
Class 2006-A5      44,871,825    59,829,075
Class 2006-A6     119,658,200   159,544,200
Class 2006-A7      59,829,100    79,772,100
Class 2006-A8      59,829,100    79,772,100
Class 2007-A1     119,658,200   159,544,200
Class 2007-A10     65,812,010    87,749,310
Class 2007-A11     71,794,920    95,726,520
Class 2007-A2     104,700,925   139,601,175
Class 2007-A3      39,786,352    53,048,447
Class 2007-A4      13,461,548    17,948,723
Class 2007-A5      44,871,825    59,829,075
Class 2007-A6      59,829,100    79,772,100
Class 2007-A7     194,444,575   259,259,325
Class 2007-A8     104,700,925   139,601,175
Class 2007-A9      29,914,550    39,886,050
Class 2008-A1      53,846,190    71,794,890
Class 2008-A2     110,683,835   147,578,385
Class 2008-A3     110,683,835   147,578,385
Class 2008-A4      29,914,550    39,886,050
Class 2008-A5      29,914,550    39,886,050
Class 2008-A6      68,803,465    91,737,915
Class 2008-A7      26,923,095    35,897,445
Total           2,861,640,805 4,580,225,179

                         CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending January 27, 2009
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2004-B1               333,333,325
Class 2004-B2               333,333,325
Class 2006-B1               799,999,980
Class 2006-B2               533,333,320
Class 2007-B1               266,666,660
Class 2007-B2               266,666,660
Class 2007-B5             1,066,666,640
Class 2007-B6               266,666,660
Class 2008-B1               233,333,328
Total                     4,099,999,898


6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                             4.77%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 13 day of February, 2009.




                                CITIBANK (SOUTH DAKOTA), NATIONAL ASSOCIATION, As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I





                                By:    /s/   Andrew Lubliner
                                    ____________________________________
                                     Name:   Andrew Lubliner
                                     Title:  Authorized Representative